Net income per ordinary share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	54,004,963	54,368,656	53,935,939	54,134,639
Effect of dilutive share options outstanding (in shares)	545,709	532,748	450,127	753,512
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,550,672	54,901,404	54,386,066	54,888,151